QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details) (USD $)	3 Months Ended											12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly results of operations [Abstract]
Net sales	$ 257,097,000	$ 268,643,000	$ 306,193,000		$ 307,289,000	$ 239,176,000	$ 242,370,000	$ 297,889,000	$ 294,491,000	$ 200,107,000		$ 1,121,301,000	$ 1,034,857,000	$ 995,906,000
Gross profit	41,846,000	57,218,000	70,693,000		73,373,000	42,915,000	49,899,000	65,822,000	67,029,000	27,782,000		244,199,000	210,532,000	215,960,000
Net (loss) income	(28,107,000)	(15,007,000)	(3,673,000)	[1]	5,267,000	(25,642,000)	(15,220,000)	(458,000)	2,063,000	(70,892,000)	[2]	(39,055,000)	(84,507,000)	27,667,000
Basic and diluted earnings (loss) per common share	$ (281,070)	$ (150,070)	$ (36,730)		$ 52,670	$ (256,420)	$ (152,200)	$ (4,580)	$ 20,630	$ (708,920)		$ (390,550)	$ (845,070)	$ 276,670
Gain (loss) on modification or extinguishment of debt												3,607,000	27,863,000	(98,187,000)
Increase in environmental reserve							$ 1,600,000
Common stock [Member]
Quarterly results of operations [Abstract]
Weighted average common shares outstanding	100	100	100		100	100	100	100	100	100		100	100	100

[1]	The net loss for the quarter ended September 29, 2012 includes an approximate $3.6 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.